U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

December 30, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Managed Portfolio Series (the “Trust”)
Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, TorrayResolute Small Mid Cap Growth Fund, is Post-Effective Amendment (“PEA”) No. 156 under the 1933 Act and PEA No. 157 under the 1940 Act to the Trust’s Registration Statement on Form N-1A.

The purpose of this filing is to respond to comments from the staff and to make certain other non-material, routine changes.  This filing will become effective immediately, pursuant to paragraph (b) of Rule 485 of the1933 Act.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6802.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ James R. Arnold
James R. Arnold
President

cc:   Thomas G. Sheehan, Esq., Bernstein, Shur, Sawyer & Nelson, P.A.